BUSINESS AND BASIS OF OPERATIONS (Details) (USD $)	Sep. 30, 2012	Mar. 31, 2012
Accumulated deficit	$ 2,616,792	$ 1,431,515
Expected Total Expenditures Over Next Tweleve Months	$ 1,500,000